Discontinued Operations (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 12, 2013
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 31,000,000
Disposal Group, Including Discontinued Operation, Revenue										62,190,000	49,642,000	36,745,000
Disposal Group, Including Discontinued Operation, Operating Income (Loss)										7,172,000	4,316,000	(12,994,000)
Discontinued Operation, Tax Effect of Discontinued Operation										2,930,000	1,769,000	987,000
Income (loss) from discontinued operations, net of income taxes		1,574,000	847,000	1,485,000	336,000	865,000	924,000	415,000	343,000	4,242,000	2,547,000	(13,981,000)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	14,400,000
Net Working Capital													$ 5,700,000